Acquisition - Schedule of Pro Forma Financial Information (Details) $ in Thousands	10 Months Ended
Dec. 31, 2019 USD ($)
Business Combinations [Abstract]
Net revenues	$ 51,869
Net income attributable to common shareholders	$ 1,042